ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2019	2020
Payable to franchisees	1,028	1,349
Other payables	410	535
Accrued rental, utilities and other accrued expenses	133	245
Liabilities related to customer loyalty program	110	111
Value-added tax, other tax and surcharge payables	90	124
Payable to noncontrolling interest holders	85	76
Total	1,856	2,440